Pensions and Post-Employment Benefits	12 Months Ended
Dec. 31, 2023
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Pensions and other post-employment benefits
19)	PENSIONS AND POST-EMPLOYMENT BENEFITS

Defined contribution pension plans
The consolidated costs of defined contribution plans for the years ended December 31, 2023, 2022 and 2021 were $64, $59 and $54, respectively. Cemex contributes periodically the amounts offered by the pension plan to the employee’s individual accounts, not retaining any remaining liability as of the financial statements’ date.
Defined benefit pension plans
Most of Cemex’s defined benefit plans have been closed to new participants for several years. Actuarial results related to pension and other post-employment benefits are recognized in earnings and/or in “Other comprehensive income” for the period in which they are generated, as appropriate. For the years ended December 31, 2023, 2022 and 2021, the effects of pension plans and other post-employment benefits are summarized as follows:

		Pensions			Other benefits			Total

Net period cost (income):		2023	2022	2021	2023	2022	2021	2023	2022	2021

Recorded in operating costs and expenses
Service cost	$	7	8	9	4	4	3	11	12	12
Past service cost		–	1	–	–	–	–	–	1	–
Settlements, curtailments and other changes		(10)	–	(1)	(1)	–	(1)	(11)	–	(2)

		(3)	9	8	3	4	2	–	13	10

Recorded in other financial expenses
Net interest cost		36	23	26	8	6	5	44	29	31

Recorded in other comprehensive income
Actuarial losses (gains) for the period		46	(166)	(257)	(1)	(10)	(6)	45	(176)	(263)

	$	79	(134)	(223)	10	–	1	89	(134)	(222)

As of December 31, 2023 and 2022, the reconciliation of the actuarial benefits’ obligations and pension plan assets, are presented as follows:

		Pensions		Other benefits		Total

		2023	2022	2023	2022	2023	2022

Change in benefits obligation:
Projected benefit obligation at beginning of the period	$	1,811	2,685	92	98	1,903	2,783
Service cost		7	8	4	4	11	12
Interest cost		101	66	8	6	109	72
Actuarial losses (gains)		30	(632)	(1)	(10)	29	(642)
Initial valuation from new plan		–	13	–	–	–	13
Reduction from disposal of assets		–	(6)	–	–	–	(6)
Settlements and curtailments		(2)	–	–	–	(2)	–
Plan amendments		(10)	1	(1)	–	(11)	1
Benefits paid		(122)	(130)	(8)	(7)	(130)	(137)
Foreign currency translation		94	(194)	7	1	101	(193)

Projected benefit obligation at end of the period		1,909	1,811	101	92	2,010	1,903

Change in plan assets:
Fair value of plan assets at beginning of the period		1,207	1,783	1	1	1,208	1,784
Return on plan assets		65	43	–	–	65	43
Actuarial losses		(16)	(466)	–	–	(16)	(466)
Employer contributions		97	96	8	7	105	103
Initial valuation from new plan		–	13	–	–	–	13
Settlements		(2)	–	–	–	(2)	–
Benefits paid		(122)	(130)	(8)	(7)	(130)	(137)
Foreign currency translation		44	(132)	1	–	45	(132)

Fair value of plan assets at end of the period		1,273	1,207	2	1	1,275	1,208

Net projected liability in the statement of financial position	$	636	604	99	91	735	695

For the years 2023, 2022 and 2021, actuarial (gains) losses for the period were generated by the following main factors as follows:

		2023	2022	2021
Actuarial (gains) losses due to experience	$	13	96	(87)
Actuarial (gains) losses due to demographic assumptions		(5)	(2)	20
Actuarial (gains) losses due to financial assumptions		37	(270)	(196)

	$	45	(176)	(263)

In 2023, net actuarial losses due to financial assumptions were mainly driven by a decrease in the discount rates applicable to the calculation of the benefits’ obligations in the United Kingdom, the United States, Germany, Colombia and Poland. Moreover, the overall net actual asset performances in most countries were less than the expected returns for a total of $16, of which $31 refers to the United Kingdom, partially offset by a higher performance than expected in Mexico of $12 and the United States of $8. In addition, there was an increase effect in the net projected liability related to adjustments due to experience for $13, mainly in the United Kingdom and Germany.
In 2022, net actuarial gains due to financial assumptions were driven by a general increase in the discount rates applicable to the calculation of the benefits’ obligations in the United Kingdom, the United States, Germany, and Mexico, partially offset by actual returns in plan assets lower than estimated for a total of $466, of which $373 refers to the United Kingdom, $52 to the United States and $19 to Mexico. In addition, there were significant increase effects in the net projected liability related to adjustments due to experience for $96, mainly in the United Kingdom for $77 and Germany for $13. In addition, the net actuarial gains were also driven by a gain in demographic assumptions of $2.
In 2021, net actuarial gains due to financial assumptions were mainly driven by increases in the discount rates in the United Kingdom, the United States, Germany and Mexico. In addition, there were significant reduction effects in the net projected liability related to adjustments due to experience in the United Kingdom, the United States and Germany for a combined amount of $81. Moreover, the net projected liability significantly decreased by actual returns in plan assets higher than estimated returns for a total of $122, of which $86 refers to the United Kingdom, $13 to the United States and $23 to other countries, partially offset by actuarial losses due to demographic assumption of $20, of which $12 refers to the United Kingdom.
As of December 31, 2023 and 2022, based on the hierarchy of fair values, plan assets are detailed as follows:

		2023					2022
		Level 1	Level 2	Level 3	Total		Level 1	Level 2	Level 3	Total
Cash	$	24	–	–	24	$	38	–	–	38
Investments in corporate bonds		11	391	–	402		7	289	–	296
Investments in government bonds		114	209	–	323		90	266	–	356

Total fixed-income securities		149	600	–	749		135	555	–	690

Investment in marketable securities		179	43	–	222		226	42	–	268
Other investments and private funds		70	33	201	304		91	42	117	250

Total variable-income securities		249	76	201	526		317	84	117	518

Total plan assets	$	398	676	201	1,275	$	452	639	117	1,208

The most significant assumptions used in the determination of the benefit obligation were as follows:

	2023				2022
	Mexico	United States	United Kingdom	Range of rates in other countries	Mexico	United States	United Kingdom	Range of rates in other countries
Discount rates	10.50%	5.20%	4.70%	3.1% – 11.0%	10.50%	5.50%	5.00%	3.6% – 13.0%
Rate of return on plan assets	10.50%	5.20%	4.70%	3.1% – 11.0%	10.50%	5.50%	5.00%	3.6% – 13.0%
Rate of salary increases	4.50%	–	3.10%	2.5% – 7.3%	4.50%	–	3.25%	2.5% – 7.3%

As of December 31, 2023, estimated payments for pensions and other post-employment benefits over the next 10 years were as follows:

		Estimated payments
2024	$	173
2025		149
2026		151
2027		148
2028 – 2033		882

As of December 31, 2023 and 2022, the aggregate projected benefit obligation (“PBO”) for pension plans and other post-employment benefits and the plan assets by country were as follows:

		2023				2022
		PBO	Assets	Deficit		PBO	Assets	Deficit
Mexico	$	253	44	209	$	220	25	195
United States		184	188	(4)		194	166	28
United Kingdom		1,129	821	308		1,062	791	271
Germany		141	6	135		134	6	128
Other countries		303	216	87		293	220	73

	$	2,010	1,275	735	$	1,903	1,208	695

In some countries, Cemex has established health care benefits for retired personnel limited to a certain number of years after retirement. As of December 31, 2023 and 2022, the projected benefits obligation related to these benefits was $57 and $60, respectively, included within other benefits liability. The medical inflation rates used to determine the projected benefits obligation of these benefits in 2023 and 2022 for Mexico were 8% in both years, for Puerto Rico 6.6% and 5.4%, respectively, for the United Kingdom were 6.6% and 6.8%, respectively, and for TCL was a rate range between 5.0% and 9.0% and 5.0% and 13.0%, respectively.
Significant events of settlements or curtailments related to employees’ pension benefits and other post-employment benefits during the reported periods
In 2023, as a result of an extension in the retirement age for the Company’s operations in Mexico, there was a reduction of $11 in the retirement obligations recognized against the statement of income for the period. Additionally, in France, there was a pension reform that increased the legal minimum retirement age, resulting in a total past service amendment of $1 in its pension plan recognized in the statement of income for the period.
During 2022, there were no significant settlements or curtailments related to employees’ pension benefits and other post-employment benefits.
In 2021, as an effect of a sale of assets in France (note 4.2), there was a curtailment gain of $1 in its pension plan recognized in the statement of income for the period. In addition, one of the participating companies in other postretirement benefits of TCL ceased operations in February 2021, resulting in a curtailment gain in other postretirement benefits of $1 reflected in the statement of income for the period.
Sensitivity analysis of pension and other post-employment benefits
As of December 31, 2023, Cemex performed sensitivity analyses on the most significant assumptions that affect the PBO, considering reasonable independent changes of plus or minus 50 basis points in each of these assumptions. The increase (decrease) that would have resulted in the PBO of pensions and other post-employment benefits are shown below:

		Pensions		Other benefits		Total
Assumptions:		+50 bps	-50 bps	+50 bps	-50 bps	+50 bps	-50 bps
Discount Rate Sensitivity	$	(95)	104	(4)	4	(99)	108
Salary Increase Rate Sensitivity		4	(4)	1	(1)	5	(5)
Pension Increase Rate Sensitivity		73	(68)	–	–	73	(68)

Multiemployer defined benefit pension plans
In addition to the Company’s sponsored plans, Cemex contributes to union-sponsored multiemployer retirement defined benefit pension plans (the “Multiemployer Plans”) under the terms of collective bargaining agreements for certain union employees in the United States and the United Kingdom. The Company’s main risks of participating in Multiemployer Plans are different from its single-employer plans in the following aspects:

a)	Assets contributed to the Multiemployer Plans by one employer may be used to provide benefits to employees of other participating employers;

b)	If a participating employer stops contributing to the Multiemployer Plans, the unfunded obligations of the Multiemployer Plans may be borne by the remaining participating employers; and

c)
If Cemex chooses to stop participating in the Multiemployer Plans, the Company may be required to pay the Multiemployer Plans an amount based on the underfunded status of the Multiemployer Plans, referred to as a withdrawal liability.

The Company’s funding arrangements, rate of contributions and funding requirements were made in accordance with the contractual multiemployer agreements. The combined amounts contributed to the Multiemployer Plans were $20 in 2023, $21 in 2022 and $17 in 2021. The Company expects to contribute $21 to the Multiemployer Plans in 2024.

Among other factors, Multiemployers Plans in the red zone (critical) are generally less than 65% funded, Multiemployers Plans in the yellow zone (endangered) are less than 80% funded and Multiemployers Plans in the green zone (neither critical and declining, critical, or endangered) are at least 80% funded. Over 99% of Cemex’s obligations and contributions under the Multiemployer Plans are related to the United States where 422 former employees are beneficiaries and where, according to data obtained from Multiemployer Plans actuary, most of the plans are considered to be in the green zone and one plan is in the yellow zone. As a result, the Company’s risk of increasing contributions is considered low. In the United Kingdom, the Multiemployer Plan, which covers only two of Cemex’
s
former employees, is in the green zone. In both the United States and the United Kingdom, Cemex is a very small participant in the applicable Multiemployer Plans.